Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2015	2016
	$	$
Furniture, fixtures and equipment	12,492,343	14,129,811
Leasehold improvements	5,490,605	5,969,254
Buildings	633,646	593,146
Motor vehicles	1,737,572	1,717,806

Total	20,354,166	22,410,017
Accumulated depreciation	(13,553,552)	(14,486,990)

Property and equipment, net	6,800,614	7,923,027

Depreciation expenses were $3,030,451, $2,626,264 and $2,579,726 for the years ended December 31, 2014, 2015 and 2016, respectively.